LOSS PER SHARE - Schedule of Reconciliation of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to the Company	$ 519	$ (98,270)
Less: Dividends and Increase in Redemption Values of GH Group Preferred Shares	(15,959)	(18,443)
Adjusted Net Loss Attributable to the Company	$ (15,440)	$ (116,713)
Weighted-Average Shares Outstanding - Basic (in shares)	75,229,075	72,028,902
Weighted-Average Shares Outstanding - Diluted (in shares)	75,229,075	72,028,902
Loss Per Share - Basic (in dollars per share)	$ (0.21)	$ (1.62)
Loss Per Share - Diluted (in dollars per share)	$ (0.21)	$ (1.62)